Other Income and Other Gains (Losses), Net - Schedule of Other Gains (Losses), Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule Of Other Gains Losses Net Abstract
Exchange (losses) gains, net	$ 970,032	$ 124,630	$ 1,121,688	$ (1,317,168)
(Loss) gain on disposal of plant and equipment	1,858,934	238,836	(189,087)	(67,423)
Donation	(20,493)	(2,633)	(18,425)	(142,791)
Others	(123,332)	(15,846)	(96,300)	(89,670)
Other gains (losses), net	$ 2,685,141	$ 344,987	$ 817,876	$ (1,617,052)